(12) OTHER ASSETS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Low income subsidies, receivables - CDE	R$ 16,944	R$ 12,536
Other tariff discounts granted to consumers, receivables - CDE	130,516	170,858
Tariff discounts from judicial injunctions	R$ 9	R$ 317